WARRANTS (Tables)	9 Months Ended
Sep. 30, 2013
WARRANTS
Summary of the Company's outstanding warrants

	Number of	Wtd Avg.	Wtd Avg.	Intrinsic
	Shares	Exercise Price	Remaining Term	Value
Outstanding at December 31, 2012	—	—	—	—

Granted	4,357,625	0.29	—	—

Outstanding at September 30, 2013	4,357,625	0.29	4.36	—